Trade receivables, other assets, prepaid expenses and Tax receivables - Disclosure of carrying amount of assets not derecognized (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	€ 93	€ 67
Carrying amount of the related liabilities	93	67
Trade receivables
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	88	58
Carrying amount of the related liabilities	88	58
Receivables from financing activities
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of assets transferred and not derecognized	5	9
Carrying amount of the related liabilities	€ 5	€ 9